Financial Instruments - Additional Information (Detail) - $ / shares	Jun. 15, 2021	Dec. 31, 2020	Feb. 16, 2020
Fair Value Disclosures [Abstract]
Number of warrants converted into redeemable convertible preferred C shares	1,179,432
Exercise Price of Warrants	$ 0.0001		$ 0.0001
Value of warrant per share	$ 9.24	$ 6.557	$ 3.782